Consolidated Statement of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Deficit
Balance at beginning period at Dec. 31, 2012	$ 2,698,218	$ 671,409	$ 1,863	$ 7,496,693	$ (5,471,747)
Balance at beginning period, shares at Dec. 31, 2012		376,387	18,634,369
Increase (Decrease) in Stockholders Equity [Roll Forward]
Reclassification of preferred stock issuance costs		1,210,526		(1,210,526)
As reclassified	2,698,218	1,881,935	1,863	6,286,167	(5,471,747)
As reclassified, shares		376,387	18,634,369
Provision for compensation expense related to issued stock options	49,805			49,805
Provision for compensation expense related to issued warrants	1,916			1,916
Sale of common stock	1,000,000		252	999,748
Sale of common stock, Shares			2,514,493
Net loss	(693,681)				(693,681)
Balance at Dec. 31, 2013	3,056,258	376,387	2,115	7,337,636	(6,165,428)
Balance, shares at Dec. 31, 2013		1,881,935	21,148,862
Increase (Decrease) in Stockholders Equity [Roll Forward]
Provision for compensation expense related to issued stock options	299,700			299,700
Provision for compensation expense related to issued warrants	139,620			139,620
Exercise of stock options	11,637		3	11,634
Exercise of stock options, shares			33,333
Sale of common stock	4,963,615		1,183	4,962,432
Sale of common stock, Shares			11,820,187
Warrants issued to placement agents	586,872			586,872
Conversion of shareholder loans to common stock	1,000,000		182	999,818
Conversion of shareholder loans to common stock, shares			1,818,182
Conversion of preferred shares to common stock		(170,840)	19	170,821
Conversion of preferred shares to common stock, shares		(34,168)	194,758
Accrued interest on shareholder loans contributed to capital	4,900			4,900
Net loss	(3,730,333)				(3,730,333)
Balance at Dec. 31, 2014	6,332,269	1,711,095	3,502	14,513,433	(9,895,761)
Balance, shares at Dec. 31, 2014		342,219	35,015,322
Increase (Decrease) in Stockholders Equity [Roll Forward]
Provision for compensation expense related to issued stock options	13,200			13,200
Sale of common stock	9,350,000		1,700	9,348,300
Sale of common stock, Shares			17,000,000
Costs related to sale of common stock	(801,806)			(801,806)
Costs related to sale of common stock, Shares
Net loss	(1,393,723)				(1,393,723)
Balance at Mar. 31, 2015	$ 13,499,940	$ 1,711,095	$ 52,015,322	$ 23,073,127	$ (11,289,484)
Balance, shares at Mar. 31, 2015		342,219	5,202